Earnings/(loss) per ordinary share - Summary of earnings (loss) per ordinary shares (Parenthetical) (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Line Items]
Weighted average number of shares outstanding	1,786.7	1,797.3	1,824.7
Effect of dilutive securities shares	12.8	11.3
Description of instruments with potential future dilutive effect not included in calculation of diluted earnings per share	This effect is calculated under the treasury stock method. In accordance with IAS 33 “Earnings per share”, for the purposes of calculating diluted loss per share, the effect of potentially dilutive securities has not been taken into account for the year ended 31 December 2015.
Rio Tinto plc [member]
Earnings Per Share [Line Items]
Weighted average number of shares outstanding	1,364.5	1,373.7	1,398.1
Rio Tinto Limited [member]
Earnings Per Share [Line Items]
Weighted average number of shares outstanding	422.3	423.6	426.6